UNITED STATES SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549
		FORM 13F
		FORM 13F Cover Page

This amendment (check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Mr Petros Toseland
Title: General Counsel
Phone: +44-20-7725-6515

Signature, Place and Date of Signing

Petros Toseland
London
FEBRUARY 9, 2011.
_______________

REPORT TYPE

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

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FORM 13F SUMMARY PAGE

REPORT SUMMARY
______________

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 21
FORM 13F INFORMATION TABLE VALUE TOTAL:	$788,723.53 (thousands)

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

FORM 13F INFORMATION TABLE
__________________________

COL 1                   COL 2 COL 3      COL 4       COL 5       COL6 COL7 COL8
_______________________________________________________________________________
ISSUER  	        TITLE     		  SHS     SH/PUT           VOT
		        OF	       VALUE	  OR	  PRN/	 INV OTHER AUTH
		        CLASS CUSIP    (X$1000)   PRN AMT CALL   DISC MGRS SOLE
_______________________________________________________________________________

Airgas Inc		COM  009363102   6,490.50   102,084 SH	 yes	no sole
Airgas Inc		OPT  009363902  81,611.29 1,283,600 CALL yes	no sole
Alcon Inc		OPT  H01301902 378,352.70 2,315,500 CALL yes	no sole
CommScope Inc		COM  203372107   5,277.06   168,650 SH	 yes	no sole
Del Monte Foods	Co	COM  24522P103   8,738.04   462,330 SH   yes	no sole
Dionex Corp		COM  254546104	 4,986.57    42,320 SH	 yes	no sole
Dollar Thrifty		OPT  256743955	    23.63 	500 PUT	 yes	no sole
Dollar Thrifty		OPT  256743905	 2,126.70    45,000 CALL yes	no sole
Dynegy Inc		COM  26817G300	 4,632.99   821,452 SH	 yes	no sole
EXCO Resources Inc	COM  269279402	 9,686.31   496,225 SH	 yes	no sole
EXCO Resources Inc	OPT  269279902	18,001.34   922,200 CALL yes	no sole
Genzyme Corp		COM  372917104	58,357.14   813,000 SH	 yes	no sole
MSCI Inc		COM  55354G100	     0.04         1 SH	 yes	no sole
Playboy Enterprises	COM  728117300	 3,947.36   746,193 SH	 yes	no sole
Potash Corp		OPT  73755L907 195,950.71 1,256,900 CALL yes	no sole
SPDR Gold Shares	OPT  78463V907	 5,548.80    40,000 CALL yes	no sole
Syniverse Holdings Inc	COM  87163F106	 2,504.68    81,110 SH	 yes	no sole
Talecris Bio		COM  874227101	     2.31 	100 SH	 yes	no sole
Valeant Pharma		COM  91911K102	     0.03 	  1 SH	 yes	no sole
Wilmington Trust Corp	COM  971807102	   656.04   146,437 SH	 yes	no sole
Yahoo! Inc		COM  984332906	 1,829.30   110,000 SH	 yes	no sole

